Assets pledged, collateral received and assets transferred - Disclosure of recourse to transferred assets (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	£ 274,010	£ 295,188
Associated liabilities	(142,218)	(143,575)
Securitisation vehicles
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	11,791	7,381
Associated liabilities	(2,151)	(2,390)
Transferred assets, fair value	12,363	7,947
Associated liabilities, fair value	(2,154)	(2,362)
Other
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	14,954	11,454
Associated liabilities	(13,580)	(10,179)
Other | Securitisation vehicles
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	10,369	7,381
Associated liabilities	(2,151)	(2,390)
Transferred assets, fair value	10,961	7,947
Associated liabilities, fair value	(2,154)	(2,362)
Net position	£ 8,807	£ 5,585